Cash and cash equivalents - Presented in currency (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents in currencies
Cash and cash equivalents	¥ 1,077,875	¥ 565,027	¥ 847,767	¥ 78,158
USD
Cash and cash equivalents in currencies
Cash and cash equivalents	718,156	421,806
RMB
Cash and cash equivalents in currencies
Cash and cash equivalents	271,568	140,292
HKD
Cash and cash equivalents in currencies
Cash and cash equivalents	77,489
SGD
Cash and cash equivalents in currencies
Cash and cash equivalents	8,318	¥ 2,929
IDR
Cash and cash equivalents in currencies
Cash and cash equivalents	¥ 2,344